Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other non-current assets
Other non-current assets consists of the following:

(Amounts in millions)	December 31, 2022	December 31, 2021
Deferred financing costs, net (Note 17):
Deferred financing costs, net — SoftBank Senior Unsecured Notes Warrant (1)	$275	$382
Deferred financing costs, net — 2020 LC Facility Warrant and LC Warrant issued to SBG(1),(2)	74	207
Deferred financing costs, net — Other SoftBank Debt Financing Costs paid or payable to SBG (1),(2)	35	7
Deferred financing costs, net — Other SoftBank Debt Financing Costs paid or payable to third parties (1),(2)	23	8
Total deferred financing costs, net(1),(2)	407	604
Other assets:
Security deposits with landlords	210	237
Long-term receivable for value added tax	55	—
Straight-line revenue receivable	36	40
Restricted cash	5	11
Other long-term prepaid expenses and other assets	27	32
Total other assets	$740	$924

(1)Amounts are net of accumulated amortization totaling $581 million and $377 million as of December 31, 2022 and 2021, respectively. See Note 17 for amortization incurred during the period.
(2)During the year ended December 31, 2022, a total of $58 million unamortized deferred financing costs were expensed in connection with the amendments to the Credit Agreement (both as discussed in Note 26).